EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of joint ventures
Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Joint ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,270	$3,284
BPR JV Pool A(2)	Property holding company	United States	50%	—%	1,791	—
Manhattan West, New York	Property holding company	United States	56%	56%	1,619	1,439
Ala Moana Center, Hawaii(2)	Property holding company	United States	50%	—%	1,611	—
Forest City Joint Ventures(3)	Property holding company	United States	—%	—%	1,390	—
BPR JV Pool B(2)	Property holding company	United States	51%	—%	1,217	—
Fashion Show, Las Vegas(2)	Property holding company	United States	50%	—%	881	—
BPR JV Pool C(2)	Property holding company	United States	50%	—%	756	—
BPR JV Pool D(2)	Property holding company	United States	48%	—%	693	—
BPR JV Pool E(2)	Property holding company	United States	35%	—%	629	—
The Grand Canal Shoppes, Las Vegas(2)	Property holding company	United States	50%	—%	608	—
Grace Building, New York	Property holding company	United States	50%	50%	581	585
One Liberty Plaza, New York	Property holding company	United States	51%	51%	425	408
Southern Cross East, Melbourne(4)	Property holding company	Australia	50%	50%	402	407
680 George Street, Sydney	Property holding company	Australia	50%	50%	319	311
Brookfield Brazil Retail Fundo de Investimento em Participaçõe ("Brazil Retail")	Holding company	Brazil	46%	46%	309	339
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	295	310
Miami Design District, Florida(2)	Property holding company	United States	22%	—%	286	—
The Mall in Columbia, Maryland(2)	Property holding company	United States	50%	—%	268	—
Shops at Merrick Park, Florida(2)	Property holding company	United States	55%	—%	266	—
Other(5)	Various	Various	12% - 70%	12% - 90%	4,237	2,484
					21,853	9,567
Associates
GGP Inc. (“GGP”)(2)	Real estate investment trust	United States	—%	34%	—	8,844
China Xintiandi (“CXTD”)(6)	Property holding company	China	22%	22%	—	499
Diplomat Resort and Spa (“Diplomat”)	Property holding company	United States	90%	90%	390	339
Brookfield Premier Real Estate Partners Pooling LLC (“BPREP”)	Property holding company	United States	7%	10%	106	122
Other	Various	Various	23% - 31%	23% - 31%	349	390
					845	10,194
Total					$22,698	$19,761

(1)	Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc (“Canary Wharf”) in London.

(2)
Upon acquisition of GGP, the partnership recognized its interests in joint ventures. Certain joint ventures were formed as a result of the sale of partial interests in certain properties prior to closing of the GGP acquisition. Where multiple joint ventures were formed with the same terms and joint venture partners, they have been aggregated in a pool.

(3)
The partnership obtained control of Forest City during the fourth quarter of 2018 following the acquisition of the common shares not previously held by the partnership. The partnership is consolidating the financial results of Forest City, including its interests in properties held through joint ventures. Please see Note 5, Acquisitions and Business Combinations, for further information.

(4)
The partnership exercises joint control over these jointly controlled entities through a participating loan agreement with Brookfield Asset Management that is convertible at any time into a direct equity interest in the entity.

(5)	Other joint ventures consists of approximately 70 joint ventures, all of which have a carrying value below $250 million.

(6)
The partnership’s interest in CXTD is held through BSREP CXTD Holdings L.P. in which it has an approximate 31% interest. This interest has been reclassified to assets held for sale in the fourth quarter of 2018.

The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2018 and 2017:

	Dec. 31, 2018
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$666	$12,268	$577	$5,818	$6,539
BPR JV Pool A	186	5,619	125	2,097	3,583
Manhattan West	142	5,455	681	2,027	2,889
Ala Moana	91	5,063	57	1,874	3,223
Forest City	308	7,729	330	4,152	3,555
BPR JV Pool B	99	5,909	107	3,515	2,386
Fashion Show	35	2,572	19	826	1,762
BPR JV Pool C	42	2,264	34	676	1,596
BPR JV Pool D	43	2,293	101	793	1,442
BPR JV Pool E	47	2,756	39	967	1,797
The Grand Canal Shoppes	28	1,832	23	625	1,212
Grace Building	32	2,043	19	894	1,162
One Liberty Plaza	107	1,604	23	855	833
Southern Cross East	5	805	7	—	803
680 George Street	10	1,334	14	—	1,330
Brazil Retail	30	916	13	67	866
D.C. Fund	58	1,321	31	770	578
Miami Design District	49	1,877	28	629	1,269
The Mall in Columbia	14	858	9	328	535
Shops at Merrick Park	12	660	21	166	485
Other	1,989	20,588	2,413	9,140	11,024
	3,993	85,766	4,671	36,219	48,869
Associates
GGP	—	—	—	—	—
CXTD	—	—	—	—	—
Diplomat	24	837	23	405	433
BPREP	12	1,998	12	457	1,541
Other	366	1,430	72	819	905
	402	4,265	107	1,681	2,879
Total	$4,395	$90,031	$4,778	$37,900	$51,748

	Dec. 31, 2017
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$844	$13,092	$703	$6,759	$6,474
Manhattan West	74	4,248	816	941	2,565
Grace Building	35	2,042	12	891	1,174
One Liberty Plaza	129	1,527	17	839	800
Southern Cross East	94	732	11	—	815
Brazil Retail	42	982	10	65	949
680 George Street	29	611	18	—	622
D.C. Fund	41	1,351	348	436	608
VAMF II(1)	111	1,813	295	851	778
Principal Place - Commercial(1)	7	941	45	444	459
Potsdamer Platz(1)	60	1,835	54	1,021	820
One New York Plaza(1)	69	1,480	—	748	801
Republic Plaza(1)	28	495	20	265	238
75 State Street(1)	16	662	8	309	361
Other	707	5,357	736	2,080	3,248
	2,286	37,168	3,093	15,649	20,712
Associates
GGP	1,029	37,841	947	13,062	24,861
CXTD	173	3,678	138	1,476	2,237
Diplomat	24	777	23	400	378
BPREP	18	1,670	14	456	1,218
Other	149	2,042	231	870	1,090
	1,393	46,008	1,353	16,264	29,784
Total	$3,679	$83,176	$4,446	$31,913	$50,496

(1)	In the current year ended December 31, 2018, these joint ventures are presented within Joint Ventures - Other as the carrying value are currently below $250 million.

Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2018, 2017 and 2016 is set out below:

	Year ended Dec. 31, 2018
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$547	$125	$(72)	$(1)	$—	$349	$8	$175	$—
BPR JV Pool A	162	77	(5)	—	—	80	—	41	—
Manhattan West	123	104	423	—	—	442	(15)	248	—
Ala Moana	78	38	(6)	—	—	34	—	17	8
Forest City	48	35	—	—	—	13	—	8	—
BPR JV Pool B	208	112	(7)	8	—	97	—	49	1
Fashion Show	32	13	(2)	—	—	17	—	8	3
BPR JV Pool C	52	23	(1)	—	—	28	—	14	6
BPR JV Pool D	—	—	—	26	—	26	—	12	2
BPR JV Pool E	49	15	(2)	—	—	32	—	11	3
The Grand Canal Shoppes	30	18	(1)	—	—	11	—	5	2
Grace Building	125	83	(34)	—	—	8	—	4	8
One Liberty Plaza	114	84	9	—	—	39	(10)	21	9
Southern Cross East	45	7	38	—	—	76	—	38	—
680 George Street	34	9	136	—	—	161	—	56	18
Brazil Retail	61	30	59	—	—	90	—	41	20
D.C. Fund	131	81	(45)	—	—	5	—	2	22
Miami Design District	24	24	(1)	—	—	(1)	—	—	—
The Mall in Columbia	19	9	(1)	—	—	9	—	5	—
Shops at Merrick Park	17	6	—	—	—	11	—	6	1
Other	1,290	897	696	(22)	—	1,067	(19)	409	143
	3,189	1,790	1,184	11	—	2,594	(36)	1,170	246
Associates
GGP(2)	1,536	1,221	(1,598)	271	—	(1,012)	(15)	(274)	214
CXTD	142	60	18	(3)	—	97	—	21	10
Diplomat	174	175	—	—	—	(1)	77	(1)	18
BPREP	60	(10)	1	—	—	71	—	9	4
Other	263	261	71	1	—	74	76	22	26
	2,175	1,707	(1,508)	269	—	(771)	138	(223)	272
Total	$5,364	$3,497	$(324)	$280	$—	$1,823	$102	$947	$518

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

(2)	Net income presented before allocation to non-controlling interests and preferred dividends.

	Year ended Dec. 31, 2017
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income of EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$581	$370	$(49)	$21	$—	$183	$5	$91	$—
Manhattan West	81	70	308	—	—	319	—	179	1
Grace Building	120	80	(23)	—	—	17	—	9	7
One Liberty Plaza	3	2	103	—	—	104	(7)	53	—
Southern Cross East	46	7	21	—	—	60	—	30	—
Brazil Retail	48	29	31	—	—	50	—	23	11
680 George Street	34	9	17	—	—	42	—	21	—
D.C. Fund	129	76	(54)	—	—	(1)	—	(1)	23
VAMF II(2)	154	116	117	4	—	159	—	59	—
Principal Place - Commercial(2)	28	61	132	—	—	99	—	49	—
Potsdamer Platz(2)	96	95	108	—	—	109	—	27	—
One New York Plaza(2)	121	78	(4)	—	—	39	7	6	1
Republic Plaza(2)	46	30	(33)	—	—	(17)	—	(9)	—
75 State Street(2)	49	30	6	—	—	25	—	6	2
245 Park Avenue(2)	54	31	(24)	—	—	(1)	—	—	10
Other	259	111	148	—	—	296	16	153	38
	1,849	1,195	804	25	—	1,483	21	696	93
Associates
GGP(3)(4)	2,405	1,207	(2,307)	518	—	(591)	12	179	240
CXTD	128	145	121	—	—	104	—	23	—
Diplomat	151	166	—	—	—	(15)	43	(14)	6
BPREP	40	27	31	71	—	115	—	12	3
Other	253	183	147	—	—	217	61	65	27
	2,977	1,728	(2,008)	589	—	(170)	116	265	276
Total	$4,826	$2,923	$(1,204)	$614	$—	$1,313	$137	$961	$369

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

(2)	In the current year ended December 31, 2018, these joint ventures are presented within Joint Ventures - Other as the carrying value are currently below $250 million.

(3)	Net income presented before allocation to non-controlling interests and preferred dividends.

(4)
As a result of the partnership’s exercise of GGP warrants, the additional shares that were acquired by the partnership were acquired at a discount to the net fair value of the proportionate interest in the underlying assets acquired and liabilities assumed. The partnership recognized a $442 million gain within the partnership’s share of net income.

	Year ended December 31, 2016
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$646	$284	$(351)	$8	$—	$19	$(4)	$10	$—
Manhattan West	78	51	161	—	—	188	—	105	57
245 Park Avenue(2)	163	95	(146)	—	—	(78)	—	(39)	37
Grace Building	117	79	(24)	—	—	14	—	7	11
VAMF II(2)	430	310	123	—	—	243	—	96	—
Southern Cross East	42	11	3	—	—	34	—	17	—
Potsdamer Platz(2)	49	27	32	—	—	54	—	12	—
D.C. Fund	121	71	(9)	—	—	41	—	21	17
680 George Street	34	8	103	—	—	129	5	65	—
Republic Plaza(2)	46	30	(5)	—	—	11	—	6	—
One New York Plaza(2)	11	8	57	—	—	60	—	9	—
75 State Street(2)	47	30	26	—	—	43	—	17	—
Other	384	196	120	—	—	308	(2)	137	124
	2,168	1,200	90	8	—	1,066	(1)	463	246
Associates
GGP(3)	2,427	1,371	177	502	—	1,735	4	476	266
CXTD	114	122	195	—	—	187	—	41	—
Rouse	139	140	—	—	—	(1)	35	(2)	—
Diplomat	—	3	56	—	—	53	—	10	12
Other	520	489	104	—	—	135	—	31	—
	3,200	2,125	532	502	—	2,109	39	556	278
Total	$5,368	$3,325	$622	$510	$—	$3,175	$38	$1,019	$524

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

(2)	In the current year ended December 31, 2018, these joint ventures are presented within Joint Ventures - Other as the carrying values are all currently below $250 million.

(3)	Net income presented before allocation to non-controlling interests and preferred dividends.

Disclosure of associates
Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Joint ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,270	$3,284
BPR JV Pool A(2)	Property holding company	United States	50%	—%	1,791	—
Manhattan West, New York	Property holding company	United States	56%	56%	1,619	1,439
Ala Moana Center, Hawaii(2)	Property holding company	United States	50%	—%	1,611	—
Forest City Joint Ventures(3)	Property holding company	United States	—%	—%	1,390	—
BPR JV Pool B(2)	Property holding company	United States	51%	—%	1,217	—
Fashion Show, Las Vegas(2)	Property holding company	United States	50%	—%	881	—
BPR JV Pool C(2)	Property holding company	United States	50%	—%	756	—
BPR JV Pool D(2)	Property holding company	United States	48%	—%	693	—
BPR JV Pool E(2)	Property holding company	United States	35%	—%	629	—
The Grand Canal Shoppes, Las Vegas(2)	Property holding company	United States	50%	—%	608	—
Grace Building, New York	Property holding company	United States	50%	50%	581	585
One Liberty Plaza, New York	Property holding company	United States	51%	51%	425	408
Southern Cross East, Melbourne(4)	Property holding company	Australia	50%	50%	402	407
680 George Street, Sydney	Property holding company	Australia	50%	50%	319	311
Brookfield Brazil Retail Fundo de Investimento em Participaçõe ("Brazil Retail")	Holding company	Brazil	46%	46%	309	339
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	295	310
Miami Design District, Florida(2)	Property holding company	United States	22%	—%	286	—
The Mall in Columbia, Maryland(2)	Property holding company	United States	50%	—%	268	—
Shops at Merrick Park, Florida(2)	Property holding company	United States	55%	—%	266	—
Other(5)	Various	Various	12% - 70%	12% - 90%	4,237	2,484
					21,853	9,567
Associates
GGP Inc. (“GGP”)(2)	Real estate investment trust	United States	—%	34%	—	8,844
China Xintiandi (“CXTD”)(6)	Property holding company	China	22%	22%	—	499
Diplomat Resort and Spa (“Diplomat”)	Property holding company	United States	90%	90%	390	339
Brookfield Premier Real Estate Partners Pooling LLC (“BPREP”)	Property holding company	United States	7%	10%	106	122
Other	Various	Various	23% - 31%	23% - 31%	349	390
					845	10,194
Total					$22,698	$19,761

(1)	Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc (“Canary Wharf”) in London.

(2)
Upon acquisition of GGP, the partnership recognized its interests in joint ventures. Certain joint ventures were formed as a result of the sale of partial interests in certain properties prior to closing of the GGP acquisition. Where multiple joint ventures were formed with the same terms and joint venture partners, they have been aggregated in a pool.

(3)
The partnership obtained control of Forest City during the fourth quarter of 2018 following the acquisition of the common shares not previously held by the partnership. The partnership is consolidating the financial results of Forest City, including its interests in properties held through joint ventures. Please see Note 5, Acquisitions and Business Combinations, for further information.

(4)
The partnership exercises joint control over these jointly controlled entities through a participating loan agreement with Brookfield Asset Management that is convertible at any time into a direct equity interest in the entity.

(5)	Other joint ventures consists of approximately 70 joint ventures, all of which have a carrying value below $250 million.

(6)
The partnership’s interest in CXTD is held through BSREP CXTD Holdings L.P. in which it has an approximate 31% interest. This interest has been reclassified to assets held for sale in the fourth quarter of 2018.

The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2018 and 2017:

	Dec. 31, 2018
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$666	$12,268	$577	$5,818	$6,539
BPR JV Pool A	186	5,619	125	2,097	3,583
Manhattan West	142	5,455	681	2,027	2,889
Ala Moana	91	5,063	57	1,874	3,223
Forest City	308	7,729	330	4,152	3,555
BPR JV Pool B	99	5,909	107	3,515	2,386
Fashion Show	35	2,572	19	826	1,762
BPR JV Pool C	42	2,264	34	676	1,596
BPR JV Pool D	43	2,293	101	793	1,442
BPR JV Pool E	47	2,756	39	967	1,797
The Grand Canal Shoppes	28	1,832	23	625	1,212
Grace Building	32	2,043	19	894	1,162
One Liberty Plaza	107	1,604	23	855	833
Southern Cross East	5	805	7	—	803
680 George Street	10	1,334	14	—	1,330
Brazil Retail	30	916	13	67	866
D.C. Fund	58	1,321	31	770	578
Miami Design District	49	1,877	28	629	1,269
The Mall in Columbia	14	858	9	328	535
Shops at Merrick Park	12	660	21	166	485
Other	1,989	20,588	2,413	9,140	11,024
	3,993	85,766	4,671	36,219	48,869
Associates
GGP	—	—	—	—	—
CXTD	—	—	—	—	—
Diplomat	24	837	23	405	433
BPREP	12	1,998	12	457	1,541
Other	366	1,430	72	819	905
	402	4,265	107	1,681	2,879
Total	$4,395	$90,031	$4,778	$37,900	$51,748

	Dec. 31, 2017
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$844	$13,092	$703	$6,759	$6,474
Manhattan West	74	4,248	816	941	2,565
Grace Building	35	2,042	12	891	1,174
One Liberty Plaza	129	1,527	17	839	800
Southern Cross East	94	732	11	—	815
Brazil Retail	42	982	10	65	949
680 George Street	29	611	18	—	622
D.C. Fund	41	1,351	348	436	608
VAMF II(1)	111	1,813	295	851	778
Principal Place - Commercial(1)	7	941	45	444	459
Potsdamer Platz(1)	60	1,835	54	1,021	820
One New York Plaza(1)	69	1,480	—	748	801
Republic Plaza(1)	28	495	20	265	238
75 State Street(1)	16	662	8	309	361
Other	707	5,357	736	2,080	3,248
	2,286	37,168	3,093	15,649	20,712
Associates
GGP	1,029	37,841	947	13,062	24,861
CXTD	173	3,678	138	1,476	2,237
Diplomat	24	777	23	400	378
BPREP	18	1,670	14	456	1,218
Other	149	2,042	231	870	1,090
	1,393	46,008	1,353	16,264	29,784
Total	$3,679	$83,176	$4,446	$31,913	$50,496

(1)	In the current year ended December 31, 2018, these joint ventures are presented within Joint Ventures - Other as the carrying value are currently below $250 million.

Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2018, 2017 and 2016 is set out below:

	Year ended Dec. 31, 2018
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$547	$125	$(72)	$(1)	$—	$349	$8	$175	$—
BPR JV Pool A	162	77	(5)	—	—	80	—	41	—
Manhattan West	123	104	423	—	—	442	(15)	248	—
Ala Moana	78	38	(6)	—	—	34	—	17	8
Forest City	48	35	—	—	—	13	—	8	—
BPR JV Pool B	208	112	(7)	8	—	97	—	49	1
Fashion Show	32	13	(2)	—	—	17	—	8	3
BPR JV Pool C	52	23	(1)	—	—	28	—	14	6
BPR JV Pool D	—	—	—	26	—	26	—	12	2
BPR JV Pool E	49	15	(2)	—	—	32	—	11	3
The Grand Canal Shoppes	30	18	(1)	—	—	11	—	5	2
Grace Building	125	83	(34)	—	—	8	—	4	8
One Liberty Plaza	114	84	9	—	—	39	(10)	21	9
Southern Cross East	45	7	38	—	—	76	—	38	—
680 George Street	34	9	136	—	—	161	—	56	18
Brazil Retail	61	30	59	—	—	90	—	41	20
D.C. Fund	131	81	(45)	—	—	5	—	2	22
Miami Design District	24	24	(1)	—	—	(1)	—	—	—
The Mall in Columbia	19	9	(1)	—	—	9	—	5	—
Shops at Merrick Park	17	6	—	—	—	11	—	6	1
Other	1,290	897	696	(22)	—	1,067	(19)	409	143
	3,189	1,790	1,184	11	—	2,594	(36)	1,170	246
Associates
GGP(2)	1,536	1,221	(1,598)	271	—	(1,012)	(15)	(274)	214
CXTD	142	60	18	(3)	—	97	—	21	10
Diplomat	174	175	—	—	—	(1)	77	(1)	18
BPREP	60	(10)	1	—	—	71	—	9	4
Other	263	261	71	1	—	74	76	22	26
	2,175	1,707	(1,508)	269	—	(771)	138	(223)	272
Total	$5,364	$3,497	$(324)	$280	$—	$1,823	$102	$947	$518

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

(2)	Net income presented before allocation to non-controlling interests and preferred dividends.

	Year ended Dec. 31, 2017
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income of EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$581	$370	$(49)	$21	$—	$183	$5	$91	$—
Manhattan West	81	70	308	—	—	319	—	179	1
Grace Building	120	80	(23)	—	—	17	—	9	7
One Liberty Plaza	3	2	103	—	—	104	(7)	53	—
Southern Cross East	46	7	21	—	—	60	—	30	—
Brazil Retail	48	29	31	—	—	50	—	23	11
680 George Street	34	9	17	—	—	42	—	21	—
D.C. Fund	129	76	(54)	—	—	(1)	—	(1)	23
VAMF II(2)	154	116	117	4	—	159	—	59	—
Principal Place - Commercial(2)	28	61	132	—	—	99	—	49	—
Potsdamer Platz(2)	96	95	108	—	—	109	—	27	—
One New York Plaza(2)	121	78	(4)	—	—	39	7	6	1
Republic Plaza(2)	46	30	(33)	—	—	(17)	—	(9)	—
75 State Street(2)	49	30	6	—	—	25	—	6	2
245 Park Avenue(2)	54	31	(24)	—	—	(1)	—	—	10
Other	259	111	148	—	—	296	16	153	38
	1,849	1,195	804	25	—	1,483	21	696	93
Associates
GGP(3)(4)	2,405	1,207	(2,307)	518	—	(591)	12	179	240
CXTD	128	145	121	—	—	104	—	23	—
Diplomat	151	166	—	—	—	(15)	43	(14)	6
BPREP	40	27	31	71	—	115	—	12	3
Other	253	183	147	—	—	217	61	65	27
	2,977	1,728	(2,008)	589	—	(170)	116	265	276
Total	$4,826	$2,923	$(1,204)	$614	$—	$1,313	$137	$961	$369

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

(2)	In the current year ended December 31, 2018, these joint ventures are presented within Joint Ventures - Other as the carrying value are currently below $250 million.

(3)	Net income presented before allocation to non-controlling interests and preferred dividends.

(4)
As a result of the partnership’s exercise of GGP warrants, the additional shares that were acquired by the partnership were acquired at a discount to the net fair value of the proportionate interest in the underlying assets acquired and liabilities assumed. The partnership recognized a $442 million gain within the partnership’s share of net income.

	Year ended December 31, 2016
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$646	$284	$(351)	$8	$—	$19	$(4)	$10	$—
Manhattan West	78	51	161	—	—	188	—	105	57
245 Park Avenue(2)	163	95	(146)	—	—	(78)	—	(39)	37
Grace Building	117	79	(24)	—	—	14	—	7	11
VAMF II(2)	430	310	123	—	—	243	—	96	—
Southern Cross East	42	11	3	—	—	34	—	17	—
Potsdamer Platz(2)	49	27	32	—	—	54	—	12	—
D.C. Fund	121	71	(9)	—	—	41	—	21	17
680 George Street	34	8	103	—	—	129	5	65	—
Republic Plaza(2)	46	30	(5)	—	—	11	—	6	—
One New York Plaza(2)	11	8	57	—	—	60	—	9	—
75 State Street(2)	47	30	26	—	—	43	—	17	—
Other	384	196	120	—	—	308	(2)	137	124
	2,168	1,200	90	8	—	1,066	(1)	463	246
Associates
GGP(3)	2,427	1,371	177	502	—	1,735	4	476	266
CXTD	114	122	195	—	—	187	—	41	—
Rouse	139	140	—	—	—	(1)	35	(2)	—
Diplomat	—	3	56	—	—	53	—	10	12
Other	520	489	104	—	—	135	—	31	—
	3,200	2,125	532	502	—	2,109	39	556	278
Total	$5,368	$3,325	$622	$510	$—	$3,175	$38	$1,019	$524

Schedule of change in equity investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of December 31, 2018 and 2017:

(US$ Millions) Years ended Dec. 31,	2018	2017
Equity accounted investments, beginning of period	$19,761	$16,844
GGP joint ventures acquired from business acquisition(1)	10,829	—
Deconsolidation of pre-acquisition GGP equity interest(1)	(8,345)	—
Additions	2,174	1,372
Disposals and return of capital distributions	(1,304)	(281)
Share of net earnings from equity accounted investments(2)	947	961
Distributions received	(518)	(369)
Foreign currency translation	(395)	430
Reclassification to assets held for sale(3)	(567)	(712)
Impact of warrant conversion(2)	—	1,448
Other comprehensive income and other	116	68
Equity accounted investments, end of year	$22,698	$19,761

(1)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership. As a result of the acquisition, GGP’s interest in joint ventures of $10,829 million was added to the balance of equity accounted investments, offset by the deconsolidation of the partnership’s 34% interest of $7,843 million and fair value loss of $502 million from adjusting the partnership’s interest in GGP to its fair value immediately prior to acquiring control. See Note 4, Acquisition of GGP Inc., for further information.

(2)
During the fourth quarter of 2017, in the Core Retail segment, the partnership exercised all of its outstanding warrants of GGP. Of these warrants, 16 million were exercised on a cashless basis and the remaining 43 million warrants on a full share settlement basis for approximately $462 million. The exercise resulted in the partnership’s acquisition of an additional 68 million common shares of GGP, increasing its ownership from 29% to 34%. The partnership determined its share of the net fair value of the incremental interests acquired in GGP’s identifiable assets and liabilities. The excess of its share of this net fair value over the cost of the investment of $442 million represents a gain that is included in share of net earnings from equity accounted investments.

(3)
The partnership’s interest in CXTD was reclassified to assets held for sale in the fourth quarter of 2018. The partnership’s interest in 245 Park Avenue in Midtown New York was reclassified to assets held for sale in the first quarter of 2017 and sold in the second quarter of 2017.

Equity method investments, valuation techniques and assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Dec. 31, 2018			Dec. 31, 2017
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	6.6%	5.1%	10	6.5%	5.3%	11
Australia	Discounted cash flow	6.7%	5.7%	10	7.0%	5.8%	10
Europe	Discounted cash flow	4.7%	4.9%	10	4.8%	4.8%	10
Core Retail
United States(1)	Discounted cash flow	6.6%	5.3%	11	7.0%	5.6%	10
LP Investments - Office	Discounted cash flow	6.9%	5.2%	9	6.6%	5.7%	10
LP Investments - Retail	Discounted cash flow	11.7%	7.1%	10	11.5%	7.2%	11
Logistics	Discounted cash flow	—%	—%	—	6.4%	5.8%	10
Multifamily(2)	Direct capitalization	5.2%	n/a	n/a	5.1%	n/a	n/a

(1)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership. Subsequent to this transaction, the partnership is consolidating the financial results of GGP. The period ended December 31, 2018 represents GGP’s joint ventures acquired from the acquisition. The prior period represents the partnership’s 34% interest in GGP prior to the acquisition. Please see Note 4, Acquisition of GGP Inc., for further information.

(2)
The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.